Capital Lease (Details) - Schedule of Future Minimum Lease Payments for Capital Leases (USD $)	Mar. 31, 2014	Dec. 31, 2013
Principal [Member]
Capital Lease (Details) - Schedule of Future Minimum Lease Payments for Capital Leases [Line Items]
2014		$ 285,363
2015	312,125	312,125
2016	341,396	341,396
2017	373,413	373,413
2018	162,640	162,640
Total minimum lease payments	1,474,937	1,474,937
Interest [Member]
Capital Lease (Details) - Schedule of Future Minimum Lease Payments for Capital Leases [Line Items]
2014		109,437
2015	82,675	82,675
2016	53,404	53,404
2017	21,387	21,387
2018	245	245
Total minimum lease payments	$ 267,148	$ 267,148